Related Party Transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions
Related Party

11.        Related Party Transactions

A member of the Company’s management was paid $0 and $28,000 in consulting fees for the years ended December 31, 2015 and 2014, respectively.

The Company compensates its board members. Board members received between $40,000 and $43,750 and between $32,000 and $37,000 for services rendered during 2015 and 2014, respectively.

The Company had a related party payable balance of $0 and $26,750 as of December 31, 2015 and 2014, respectively.

The Company had a related party receivable balance of $58,017 and $48,642 as of December 31, 2015 and 2014, respectively.